LINES OF CREDIT AND LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Outstanding lines of credit and long-term debt
The amounts outstanding under the Company’s long-term debt consisted of the following as of the dates indicated:

	Total Debt Outstanding
	March 31, 2014	December 31, 2013
	(In thousands)
10.75% Senior Notes due 2018	$251,500	$251,500
New Notes - 10.75% senior notes due 2018	425,000	—
8.02% WML term debt due 2018	81,000	85,500
Capital lease obligations	21,465	10,153
Other	1,093	1,209
Debt premium (discount), net	20,173	(8,525)
Total debt outstanding	800,231	339,837
Less current installments	(48,586)	(44,343)
Total debt outstanding, less current installments	$751,645	$295,494

The amounts outstanding under the Company’s long-term debt consisted of the following as of the dates indicated:

	Total Debt Outstanding December 31,
	2013	2012
	(In thousands)
10.75% senior notes due 2018	$251,500	$252,000
WML term debt due 2018	85,500	103,500
Capital lease obligations	10,153	13,926
Other	1,209	1,654
Debt discount	(8,525)	(10,091)
Total debt outstanding	339,837	360,989
Less current portion	(44,343)	(23,791)
Total debt outstanding, less current portion	$295,494	$337,198

Aggregate contractual debt maturities of all long-term debt and lines of credit
The following table presents aggregate contractual debt maturities of all long-term debt:

As of March 31, 2014
(In thousands)
2014	$19,569
2015	24,710
2016	24,055
2017	24,664
2018	684,556
Thereafter	2,504
Total	780,058
Plus: debt premium (discount), net	20,173
Total debt	$800,231

The following table presents aggregate contractual debt maturities of all long-term debt:

As of December 31, 2013
(In thousands)
2014	$23,949
2015	22,662
2016	21,943
2017	22,492
2018	257,316
Thereafter	—
Total	348,362
Less: debt discount	(8,525)
Total debt	$339,837

Term Debt [Member]
Debt Instrument [Line Items]
Aggregate contractual debt maturities of all long-term debt and lines of credit	The term debt bears interest at 8.02% per annum, payable quarterly. The principal payments required for the term debt are as follows:

(In millions)
2014	$18.0
2015	20.0
2016	20.0
2017	22.0
2018	5.5
Thereafter	—